Fair Value Measurements - Assets and Liabilities Carried at Fair Value Measured on Recurring Basis (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Short-term cash investments [Member]
Assets:
Certificates of deposit	$ 255,669
Other Current Assets [Member]
Assets:
Derivative financial instruments	6	$ 5
Other assets [Member]
Assets:
Equity securities	1,078	1,044
Private equities	1,500	1,500
Fair Value Measurements, Level 1 [Member] | Other assets [Member]
Assets:
Equity securities	1,078	1,044
Fair Value Measurements, Level 2 [Member] | Short-term cash investments [Member]
Assets:
Certificates of deposit	255,669
Fair Value Measurements, Level 2 [Member] | Other Current Assets [Member]
Assets:
Derivative financial instruments	6	5
Fair Value Measurements, Level 3 [Member] | Other assets [Member]
Assets:
Private equities	$ 1,500	$ 1,500